GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 20, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Cash		$ 74,725		$ 1,103,201
Working Capital		(12,924)		1,058,727
Net Cash Provided by (Used in) Operating Activities		$ (791,443)	$ (1,249,977)	(2,367,655)	$ (2,756,901)
Proceeds from Issuance of Common Stock				1,330,000	$ 1,501,000
Proceeds from Stock Options Exercised			$ 21,728	21,728
Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Convertible Debt, Noncurrent	$ 550,000
Proceeds from Convertible Debt	$ 500,000
Common Stock [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Common Stock				1,330,000
Proceeds from Stock Options Exercised				$ 1,046,286